INVESTMENTS IN SUBSIDIARIES (Details Textual) $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 02, 2021 USD ($)	Mar. 10, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 02, 2021 ARS ($)
Statement [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					$ 0	$ 797	$ 4,054
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity						(52,516)
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities					$ 0	$ 47,988	$ 0
Arauco Wood Limited [Member]
Statement [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			$ 1,989,972	$ 1,989,972
Forestal Los Lagos S.A. [Member]
Statement [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities		$ 48,000
Gains (losses) recognised when control of subsidiary is lost		$ 20,381
Arauco Forest Brasil S A [Member] | Stora Enso Amsterdam Bv [Member]
Statement [Line Items]
Consideration transferred, acquisition-date fair value	$ 52,516							$ 294,549
Proportion of ownership interest in subsidiary	100.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	$ 35,880